Accounts receivable, net - Schedule of movement in allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Balance at beginning of year	¥ 5,142	$ 724	¥ 37,690
Adoption of ASC 326	589	83
Provisions	636	90	2,089
Write-offs	(1,036)	(146)	(34,637)
Balance at end of year	¥ 5,331	$ 751	¥ 5,142